INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

9. INCOME TAXES

Pre-tax (loss) income for the six months ended June 30, 2025 and 2024 were taxable in the following jurisdictions:

	Six Months Ended	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
People’s Republic of China (PRC)	$(4,198,659)	$1,298,457
Hong Kong (HK)	(285)	(1,122)
British Virgin Islands (BVI)	(459,885)	(703,244)
Total (loss) income before income taxes	$(4,658,829)	$594,091

United States

The Company from time to time evaluates the tax effect of global intangible low-taxed income (“GILTI”), and determined that there was no impact of GILTI tax to the Company’s consolidated financial statements as of June 30, 2025.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

BVI

Under the current laws of the BVI, dividends and capital gains arising from the Company’s investments in the BVI and ordinary income, if any, are not subject to income taxes.

HK

Under the current laws of Hong Kong, IST HK is subject to a profit tax rate of 16.5%.

PRC

Income tax expense consists of the following:

	Six Months Ended	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
Current tax expense	$20,720	$5,347
Income tax expense	$20,720	$5,347

Current income tax expense was recorded in the six-month period ended 2025 and 2024 and was related to differences between the book and corporate income tax returns.

	Six Months Ended	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Expected income tax (benefit) expense	$(1,164,707)	$148,523
Tax rate difference	193,782	(129,413)
Permanent differences	695,305	(340,313)
Tax effect of temporary differences not recognized	-	-
Tax effect of tax losses unrecognized	296,340	326,550
Income tax expense	$20,720	$5,347

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The Company’s tax loss carry forwards totaling RMB117.7 million ($16.4 million) as of June 30, 2025, substantially all of which were from PRC subsidiaries and will expire on various dates through June 30, 2035. Deferred tax asset was not provided for respective tax losses.

IST is approved as being high-technology enterprises and subject to PRC enterprise income tax rate (“EIT”) at 15%. For Biznest, the income tax starts from the earning year, is tax exempt for the first two years and is subject to 12.5% income tax rate for year 3-5.

The Company recognizes that virtually all tax positions in the PRC are not free of some degree of uncertainty due to tax law and policy changes by the State. However, the Company cannot reasonably quantify political risk factors and thus must depend on guidance issued by current State officials.

Based on all known facts, circumstances, and current tax law, the Company has not recorded tax benefits as of June 30, 2025 and December 31, 2024, respectively. The Company believes that there are no tax positions for which it is reasonably possible, based on current Chinese tax laws and policies, that the unrecognized tax benefits will significantly increase or decrease over the next 12 months, individually or in the aggregate, and have a material effect on the Company’s results of operations, financial condition or cash flows.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. Any accrued interest or penalties associated with any unrecognized tax benefits were not significant for the six months ended June 30, 2025 and 2024.

Since the Company intends to reinvest its earnings to further expand its businesses in the PRC, the PRC subsidiaries do not intend to declare dividends to their parent companies in the foreseeable future. The Company’s foreign subsidiaries are in a cumulative deficit position. Accordingly, the Company has not recorded any deferred taxes on the cumulative amount of any undistributed deficit. It is impractical to calculate the tax effect of the deficit at this time.